Derivative liability (Detail Textuals 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrant
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%	0.00%
Fair value assumptions volatility rate	84.00%	71.00%
Fair value assumptions risk free rate	0.35%	1.70%
Fair value assumptions expected term	10 months	1 year
Fair value assumptions valuation model	simulated probability valuation model	simulated probability valuation model
Dividend warrants
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	104.00%
Fair value assumptions risk free rate	1.00%
Fair value assumptions expected term	5 years
Fair value assumptions valuation model	simulated probability valuation model
Investor Warrants
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	104.00%
Fair value assumptions risk free rate	1.00%
Fair value assumptions expected term	5 years
Fair value assumptions valuation model	simulated probability valuation model